Principal Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful lives	the shorter of their useful lives and the lease terms
Computers and Electronic Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Computers and Electronic Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Mechanical Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Motor Vehicles
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Software
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years